NET INCOME PER SHARE - Computation of earnings per share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares	Dec. 31, 2020 HKD ($) $ / shares shares
Numerator:
Net income attributable to ordinary shareholders of the Company | $		$ 2,926,944	$ 2,810,210	$ 1,325,523
Denominator:
Weighted average number of ordinary shares outstanding - basic		1,139,377,763	1,200,912,670	1,036,865,727
Net income per share attributable to ordinary shareholders of the Company - basic | (per share)	$ 0.33	$ 2.57	$ 2.34	$ 1.28
Numerator:
Net income attributable to ordinary Shareholders of the Company | $		$ 2,926,944	$ 2,810,210	$ 1,325,523
Denominator:
Weighted average number of ordinary shares outstanding - basic		1,139,377,763	1,200,912,670	1,036,865,727
Dilutive effect of share options and restricted share units		1,151,021,697	1,219,672,508	1,050,143,014
Weighted average number of ordinary shares outstanding - diluted		1,151,021,697	1,219,672,508	1,050,143,014
Net income per share attributable to ordinary shareholders of the Company - diluted | (per share)	$ 0.33	$ 2.54	$ 2.30	$ 1.26
Share Options
Denominator:
Weighted average number of ordinary shares outstanding - basic		11,643,934	18,759,838	13,277,287
Denominator:
Weighted average number of ordinary shares outstanding - basic		11,643,934	18,759,838	13,277,287